Derivative Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Warrants Derivative Liabilities Activity

The following table summarizes the warrant derivative liabilities and convertible Notes activity for the nine months ended September 30, 2019:

Description	Derivative Liabilities
Fair value at December 31, 2017	$347,700
Change due to Issuances	-
Change due to Exercise/Conversion	(596)
Change in Fair Value of warrants and Notes	114,435
Fair value at December 31, 2018	$461,539
Change due to Exercise/Conversion/Cancellation	(461,539)
Change in Fair Value of warrants and Notes	0
Fair value at September30, 2019	$-

The following table summarizes the warrant derivative liabilities and convertible notes activity for the two years ended December 31, 2018:

Description	Derivative Liabilities
Fair value at December 31, 2016	$240,955
Change due to Issuances	55,316
Change due to Exercise/Conversion	(128,111)
Change in Fair Value of warrants and notes	179,540
Fair value at December 31, 2017	$347,700
Change due to Exercise/Conversion	(596)
Change in Fair Value of warrants and notes	114,435
Fair value at December 31, 2018	$461,539

Schedule of Warrants Issued with Assumptions

The lattice methodology was used to value the embedded derivatives within the convertible Note and the warrants issued, with the following assumptions.

Assumptions	September 30, 2019	December 31, 2018
Dividend yield	-	0.00%
Risk-free rate for term	-	1.93-2.33%
Volatility	-	347.0%-348.4%
Maturity dates	-	0.50-1.69 years
Stock Price	-	0.00

The lattice methodology was used to value the embedded derivatives within the convertible note and the warrants issued, with the following assumptions.

Assumptions	December 31, 2018	December 31, 2017
Dividend yield	0.00%	0.00%
Risk-free rate for term	1.93-2.33%	1.08-1.53%
Volatility	347.0%-348.4%	279%-446%
Maturity dates	0.50-1.69	.50-2.69 years
Stock Price	0.0051	0.0135-0.0189